Acquisitions - Acquisition of ESS Metron (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($) ft² item shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Allocation of the purchase consideration:
Number of shares issued (in Shares) | shares			230,836,624	167,751,112
Income tax rate			9.30%	2.30%
Acquisition of ESS Metron [Member]
Allocation of the purchase consideration:
Cash and cash equivalents	$ 549
Accounts receivable	9,879
Prepaid and other current assets	636
Inventory and work-in-progress	1,175
Costs and estimated earnings in excess of billings	13,205
Property and equipment	4,501
Intangible assets	14,000
Right of use asset	6,714
Accounts payable	(9,235)
Accrued expenses	(1,239)
Billings in excess of costs and estimated earnings	(5,883)
Operating lease liabilities	(6,714)
Warranty liability	(116)
Total identifiable assets and liabilities acquired	27,472
Goodwill	29,379
Total purchase consideration	$ 56,851
Percentage of voting interests acquired	100.00%
Total area of facilities (square feet) | ft²	121,000
Total consideration	$ 56,900
Cash consideration, net of seller transaction cost	30,100
Seller transaction costs	$ 3,700
Number of shares acquired (in Shares) | shares	715,413
Number of shares acquired value	$ 26,700
Number of shares issued (in Shares) | shares	645,248
Number of remaining shares withheld as security (in Shares) | shares	70,165		70,165
Seller's indemnification obligation period	18 months
Number of stock holds for shares as security (in Shares) | shares	70,165
Discount rate	21.00%
Income tax rate	25.00%
Estimated developer's profit margin	4.50%
Number of operating leases in Denvor, CO | item	2
Additional annual lease payments	$ 900
Acquisition-related costs		$ 2,100
Total revenue of acquiree		4,200
Net income of acquiree		$ 200
Number of shares withheld for indemnification security | shares	70,165
Number of shares withheld for indemnification security, term	18 months
Acquisition of ESS Metron [Member] | Lease One [Member]
Allocation of the purchase consideration:
Remaining lease terms	3 years 6 months
Acquisition of ESS Metron [Member] | Lease Two [Member]
Allocation of the purchase consideration:
Remaining lease terms	10 years
Acquisition of ESS Metron [Member] | Customer Relationships
Allocation of the purchase consideration:
Estimated useful life	10 years
Acquisition of ESS Metron [Member] | Trademarks [Member]
Allocation of the purchase consideration:
Estimated useful life	10 years
Acquisition of ESS Metron [Member] | UL Listings
Allocation of the purchase consideration:
Estimated useful life	12 years
Discount rate	15.00%